CAPITAL MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Capital Management
Payables and accrued expenses	$ 4,100	$ 1,100
Put right liabilities	7,100
Current assets	$ 4,000	$ 2,200